SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Calculated Using Straight-Line Method) (Details)	12 Months Ended
Dec. 31, 2020
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	9-30
Mainly %	15
Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	15-33.33
Mainly %	33.33
Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	6-20
Mainly %	6
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.